Eaton Vance
Tax-Advantaged Global Dividend Income Fund
January 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 106.7%
Security	Shares	Value
Aerospace & Defense — 2.5%
BAE Systems PLC	1,083,951	$ 29,425,952
Safran SA	47,193	16,861,641
		$ 46,287,593
Banks — 9.6%
Banco Santander SA	1,901,175	$ 24,274,322
Barclays PLC	3,673,609	24,517,918
BNP Paribas SA	220,990	23,896,183
Citigroup, Inc.	17,661	2,043,554
Grupo Financiero Banorte SAB de CV, Class O	1,160,159	13,079,339
HDFC Bank Ltd.	794,936	8,037,813
Huntington Bancshares, Inc.(1)	624,501	10,916,278
KBC Group NV	87,820	12,375,200
NatWest Group PLC	1,744,483	15,900,581
Societe Generale SA	349,998	30,670,127
Truist Financial Corp.	280,786	14,438,016
		$ 180,149,331
Beverages — 0.7%
Diageo PLC	237,097	$ 5,455,673
Pernod Ricard SA	89,862	8,035,158
		$ 13,490,831
Biotechnology — 0.9%
CSL Ltd.	138,953	$ 17,509,445
		$ 17,509,445
Broadline Retail — 3.8%
Amazon.com, Inc.(1)(2)	299,465	$ 71,661,975
		$ 71,661,975
Building Products — 0.4%
Trane Technologies PLC	18,870	$ 7,936,345
		$ 7,936,345
Capital Markets — 1.9%
Charles Schwab Corp.	148,704	$ 15,453,320
London Stock Exchange Group PLC	72,659	8,104,535
State Street Corp.	98,300	12,863,538
		$ 36,421,393
Security	Shares	Value
Chemicals — 0.9%
Sika AG	92,540	$ 17,757,544
		$ 17,757,544
Consumer Finance — 0.7%
Capital One Financial Corp.	59,468	$ 13,019,329
		$ 13,019,329
Consumer Staples Distribution & Retail — 1.2%
U.S. Foods Holding Corp.(1)(2)	272,355	$ 22,774,325
		$ 22,774,325
Electric Utilities — 4.1%
Enel SpA	1,453,504	$ 16,059,107
Iberdrola SA	655,433	14,735,931
NextEra Energy, Inc.	287,377	25,260,438
SSE PLC	632,741	21,030,701
		$ 77,086,177
Electrical Equipment — 2.0%
AMETEK, Inc.	103,444	$ 23,169,387
Schneider Electric SE	50,600	14,507,113
		$ 37,676,500
Electronic Equipment, Instruments & Components — 1.1%
CDW Corp.	45,411	$ 5,739,496
Keyence Corp.	39,261	14,403,305
		$ 20,142,801
Energy Equipment & Services — 1.4%
Baker Hughes Co.	259,205	$ 14,525,848
SLB Ltd.	262,380	12,693,945
		$ 27,219,793
Entertainment — 1.2%
Walt Disney Co.(1)	197,577	$ 22,286,686
		$ 22,286,686
Financial Services — 2.6%
Global Payments, Inc.	145,821	$ 10,461,199
Visa, Inc., Class A	71,891	23,136,680
Voya Financial, Inc.	196,136	15,035,786
		$ 48,633,665

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Food Products — 1.4%
Nestle SA	284,916	$ 27,188,540
		$ 27,188,540
Gas Utilities — 0.9%
Snam SpA	2,335,977	$ 16,054,432
		$ 16,054,432
Health Care Equipment & Supplies — 4.3%
Abbott Laboratories	130,645	$ 14,279,499
Boston Scientific Corp.(1)(2)	95,410	8,923,697
Coloplast AS, Class B	94,009	8,013,793
Intuitive Surgical, Inc.(1)(2)	24,879	12,544,489
Medline, Inc., Class A(2)	9,754	431,127
Siemens Healthineers AG(3)	472,431	23,580,666
Straumann Holding AG	108,567	13,057,322
		$ 80,830,593
Health Care Providers & Services — 0.6%
Amplifon SpA	691,109	$ 11,142,513
		$ 11,142,513
Health Care REITs — 0.4%
Healthpeak Properties, Inc.	471,798	$ 8,133,798
		$ 8,133,798
Hotels, Restaurants & Leisure — 5.0%
Amadeus IT Group SA	151,581	$ 10,162,997
Aramark	602,733	23,199,193
Compass Group PLC	946,888	28,392,848
InterContinental Hotels Group PLC	121,799	16,455,069
Marriott International, Inc., Class A	49,641	15,651,807
		$ 93,861,914
Household Products — 1.1%
Reckitt Benckiser Group PLC	243,358	$ 20,303,116
		$ 20,303,116
Industrial Conglomerates — 1.2%
Siemens AG	75,796	$ 22,915,413
		$ 22,915,413
Insurance — 4.7%
AIA Group Ltd.	1,370,525	$ 15,812,396
Allstate Corp.	54,518	10,848,537
American International Group, Inc.(1)	264,305	19,791,158
Security	Shares	Value
Insurance (continued)
Assurant, Inc.	36,570	$ 8,708,414
Prudential PLC	1,181,260	19,402,487
RenaissanceRe Holdings Ltd.	46,712	13,158,770
		$ 87,721,762
Interactive Media & Services — 6.2%
Alphabet, Inc., Class C(1)	345,084	$ 116,821,287
		$ 116,821,287
Life Sciences Tools & Services — 0.8%
Danaher Corp.	67,089	$ 14,685,111
		$ 14,685,111
Machinery — 3.0%
IDEX Corp.(1)	120,491	$ 23,923,488
Ingersoll Rand, Inc.	150,454	12,952,585
Parker-Hannifin Corp.	20,819	19,483,253
		$ 56,359,326
Metals & Mining — 1.3%
Anglo American PLC	285,786	$ 13,251,268
Rio Tinto Ltd.	102,125	10,639,869
		$ 23,891,137
Multi-Utilities — 0.3%
CMS Energy Corp.	78,695	$ 5,625,906
		$ 5,625,906
Oil, Gas & Consumable Fuels — 3.7%
EQT Corp.(1)	282,789	$ 16,325,409
Exxon Mobil Corp.	188,496	26,653,334
Repsol SA	1,314,969	25,906,325
		$ 68,885,068
Personal Care Products — 0.7%
L'Oreal Prime De Fidelite(2)	18,474	$ 8,487,676
L'Oreal SA	9,637	4,427,614
		$ 12,915,290
Pharmaceuticals — 5.5%
AstraZeneca PLC	193,968	$ 36,138,977
Eli Lilly & Co.	29,034	30,112,613
Novartis AG	58,307	8,650,996

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals (continued)
Roche Holding AG Genussscheine	19,369	$ 8,807,851
Zoetis, Inc.	158,280	19,756,510
		$ 103,466,947
Professional Services — 1.8%
Intertek Group PLC	137,257	$ 8,420,394
Recruit Holdings Co. Ltd.	104,656	5,512,625
RELX PLC	566,711	20,091,048
		$ 34,024,067
Residential REITs — 1.2%
Equity LifeStyle Properties, Inc.	110,168	$ 6,959,312
Invitation Homes, Inc.	600,749	16,058,021
		$ 23,017,333
Semiconductors & Semiconductor Equipment — 17.8%
ASML Holding NV	35,651	$ 51,120,154
Broadcom, Inc.(1)	101,469	33,616,680
Infineon Technologies AG	292,229	14,284,880
Microchip Technology, Inc.(1)	296,279	22,493,502
Micron Technology, Inc.	208,578	86,534,841
NVIDIA Corp.(1)	432,125	82,592,051
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	49,554	16,380,570
Tokyo Electron Ltd.	101,760	27,114,852
		$ 334,137,530
Software — 4.5%
Intuit, Inc.	24,768	$ 12,357,250
Microsoft Corp.(1)	168,434	72,475,466
		$ 84,832,716
Specialty Retail — 0.6%
TJX Cos., Inc.	79,997	$ 11,984,351
		$ 11,984,351
Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	191,898	$ 49,793,693
		$ 49,793,693
Textiles, Apparel & Luxury Goods — 1.6%
Cie Financiere Richemont SA, Class A	82,322	$ 15,979,485
LVMH Moet Hennessy Louis Vuitton SE	22,552	14,555,157
		$ 30,534,642
Security	Shares	Value
Trading Companies & Distributors — 0.5%
IMCD NV	102,874	$ 9,615,881
		$ 9,615,881
Total Common Stocks (identified cost $1,434,221,359)		$2,008,796,099

Corporate Bonds — 11.3%
Security	Principal Amount (000's omitted)	Value
Banks — 6.8%
Banco Bilbao Vizcaya Argentaria SA:
6.125% to 11/16/27(4)(5)	$3,800	$ 3,857,654
9.375% to 3/19/29(4)(5)	2,200	2,467,907
Banco de Credito e Inversiones SA, 8.75% to 2/8/29(3)(4)(5)	1,510	1,631,087
Banco Mercantil del Norte SA/Grand Cayman:
7.50% to 6/27/29(3)(4)(5)	2,470	2,554,748
7.625% to 1/10/28(3)(4)(5)	1,160	1,194,458
8.375% to 10/14/30(3)(4)(5)	1,105	1,192,743
8.375% to 5/20/31(3)(4)(5)	910	964,827
Banco Santander SA, 9.625% to 5/21/33(4)(5)	5,400	6,519,814
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(5)	6,415	6,825,412
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(5)	6,780	7,264,627
Barclays PLC, 8.00% to 3/15/29(4)(5)	3,629	3,881,557
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 8.45% to 6/29/33, 6/29/38(3)(5)	1,000	1,112,312
BNP Paribas SA:
4.625% to 2/25/31(3)(4)(5)	1,210	1,129,524
7.75% to 8/16/29(3)(4)(5)	1,710	1,817,205
8.00% to 3/1/31(3)(4)(5)	1,642	1,794,051
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, 10/28/85(5)	4,570	4,751,105
Citigroup, Inc.:
6.875% to 8/15/30(4)(5)	1,175	1,201,139
6.95% to 2/15/30(4)(5)	3,610	3,720,784
CoBank ACB, 7.25% to 7/1/29(4)(5)	1,760	1,807,655
Farm Credit Bank of Texas, 7.75% to 6/15/29(4)(5)	2,898	3,038,617
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(4)(5)	3,676	3,739,496
ING Groep NV, 8.00% to 5/16/30(4)(5)(6)	4,350	4,728,803
JPMorgan Chase & Co., Series KK, 3.65% to 6/1/26(4)(5)	7,203	7,200,339
NatWest Group PLC:
4.60% to 6/28/31(4)(5)	752	699,563

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Banks (continued)
NatWest Group PLC: (continued)
8.125% to 11/10/33(4)(5)	$2,730	$ 3,086,934
Nordea Bank Abp, 6.75% to 11/10/33(3)(4)(5)	3,175	3,263,592
PNC Financial Services Group, Inc., Series V, 6.20% to 9/15/27(4)(5)	2,475	2,514,786
Royal Bank of Canada:
6.50% to 11/24/35, 11/24/85(5)	2,375	2,364,528
7.50% to 5/2/29, 5/2/84(5)	3,470	3,655,607
Societe Generale SA:
5.375% to 11/18/30(3)(4)(5)	5,718	5,563,000
10.00% to 11/14/28(3)(4)(5)	950	1,057,798
State Street Corp., Series J, 6.70% to 9/15/29(4)(5)	2,320	2,431,940
Sumitomo Mitsui Financial Group, Inc., 6.60% to 6/5/34(4)(5)	3,660	3,782,372
Svenska Handelsbanken AB, 4.75% to 3/1/31(4)(5)(6)	1,200	1,148,928
Swedbank AB, 7.75% to 3/17/30(4)(5)(6)	4,600	4,981,800
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(5)	7,375	7,730,652
Truist Financial Corp., Series Q, 5.10% to 3/1/30(4)(5)	4,161	4,190,431
UBS Group AG:
4.375% to 2/10/31(3)(4)(5)	2,750	2,512,668
6.85% to 9/10/29(3)(4)(5)	1,700	1,737,108
9.25% to 11/13/33(3)(4)(5)	2,950	3,451,661
		$ 128,569,232
Capital Markets — 0.3%
Charles Schwab Corp., Series H, 4.00% to 12/1/30(4)(5)	$5,960	$ 5,595,190
		$ 5,595,190
Construction Materials — 0.1%
Cemex SAB de CV, 7.20% to 6/10/30(3)(4)(5)	$2,187	$ 2,295,803
		$ 2,295,803
Diversified Financial Services — 0.7%
Alpha Holding SA de CV:
9.00%, 2/10/25(3)(7)	$3,050	$ 22,873
10.00%, 12/19/22(3)(7)	443	3,319
American AgCredit Corp., Series A, 5.25% to 6/15/26(3)(4)(5)	6,489	6,415,869
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(5)	1,200	1,192,599
Goldman Sachs Group, Inc.:
Series V, 4.125% to 11/10/26(4)(5)	1,046	1,038,312
Series W, 7.50% to 2/10/29(4)(5)	2,425	2,567,014
Security	Principal Amount (000's omitted)	Value
Diversified Financial Services (continued)
HA Sustainable Infrastructure Capital, Inc., 8.00% to 3/1/31, 6/1/56(5)	$1,225	$ 1,285,270
Unifin Financiera SAB de CV:
7.375%, 2/12/26(3)(7)(8)	1,325	0
7.375%, 2/12/26(3)(7)(8)	1,325	0
		$ 12,525,256
Electric Utilities — 0.8%
American Electric Power Co., Inc., 5.80% to 12/15/30, 3/15/56(5)	$1,175	$ 1,175,486
Dominion Energy, Inc.:
6.00% to 11/15/30, 2/15/56(5)	525	530,874
Series C, 4.35% to 1/15/27(4)(5)	1,941	1,928,085
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(5)	3,025	3,047,101
NextEra Energy Capital Holdings, Inc., 6.375% to 5/15/30, 8/15/55(5)	2,325	2,402,404
Sempra, 4.125% to 1/1/27, 4/1/52(5)	4,252	4,215,465
Southern Co., Series 21-A, 3.75% to 6/15/26, 9/15/51(5)	1,455	1,449,478
		$ 14,748,893
Financial Services — 0.1%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(4)(5)	$1,450	$ 1,441,953
		$ 1,441,953
Food Products — 0.3%
Land O' Lakes, Inc., 8.00%(3)(4)	$5,982	$ 6,004,153
		$ 6,004,153
Independent Power and Renewable Electricity Producers — 0.1%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(5)	$2,886	$ 2,866,870
		$ 2,866,870
Insurance — 1.1%
American National Group, Inc., 7.00% to 12/1/30, 12/1/55(5)	$475	$ 480,056
Athene Holding Ltd., 6.625% to 7/15/34, 10/15/54(5)	1,920	1,920,154
Equitable Holdings, Inc., 6.70% to 12/28/34, 3/28/55(5)	3,517	3,706,447
Global Atlantic Fin Co., 7.95% to 7/15/29, 10/15/54(3)(5)	4,553	4,709,710

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insurance (continued)
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(3)(5)	$7,057	$ 6,985,652
Nippon Life Insurance Co., 6.50% to 4/30/35, 4/30/55(3)(5)	2,175	2,328,511
		$ 20,130,530
Oil and Gas — 0.2%
BP Capital Markets PLC, 6.125% to 3/18/35(4)(5)	$3,450	$ 3,550,647
		$ 3,550,647
Pipelines — 0.3%
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(5)	$5,668	$ 6,075,796
		$ 6,075,796
Telecommunications — 0.5%
Bell Telephone Co. of Canada or Bell Canada, 6.875% to 6/15/30, 9/15/55(5)	$4,250	$ 4,406,073
TELUS Corp., 6.375% to 3/9/31, 6/9/56(5)	4,700	4,750,266
		$ 9,156,339
Total Corporate Bonds (identified cost $210,379,988)		$ 212,960,662

Preferred Stocks — 1.0%
Security	Shares	Value
Banks — 0.2%
Citigroup, Inc., Series II, 6.25%(2)(9)	50,000	$ 1,254,500
Citizens Financial Group, Inc., Series H, 7.375%	16,092	422,415
KeyCorp, Series H, 6.20% to 12/15/27(5)	95,062	2,406,970
		$ 4,083,885
Capital Markets — 0.1%
Affiliated Managers Group, Inc., 4.75%	143,480	$ 2,505,161
		$ 2,505,161
Electric Utilities — 0.2%
Brookfield BRP Holdings Canada, Inc.:
4.625%	130,175	$ 1,982,565
7.25%	79,518	1,961,709
		$ 3,944,274
Security	Shares	Value
Insurance — 0.3%
American National Group, Inc., 7.375%	86,700	$ 2,172,702
Aspen Insurance Holdings Ltd., 7.00%	123,000	3,034,410
		$ 5,207,112
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc., 6.25%	112,363	$ 2,825,929
		$ 2,825,929
Total Preferred Stocks (identified cost $20,398,849)		$ 18,566,361

Miscellaneous — 0.0%
Security	Principal Amount	Value
Construction & Engineering — 0.0%
Abengoa Abenewco 2 SA, Escrow Certificates(2)(8)	$1,349,504	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.61%(10)	2,207,406	$ 2,207,406
Total Short-Term Investments (identified cost $2,207,406)		$ 2,207,406
Total Investments — 119.1%(11) (identified cost $1,667,207,602)		$2,242,530,528
Other Assets, Less Liabilities — (19.1)%		$ (359,945,219)
Net Assets — 100.0%		$1,882,585,309
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at January 31, 2026 pursuant to the Liquidity Agreement. The aggregate market value of securities on loan at January 31, 2026 was $327,751,283 and the total market value of the collateral received by State Street Bank and Trust Company was $336,103,015 comprised of cash.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2026, the aggregate value of these securities is $83,323,338 or 4.4% of the Fund's net assets.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(5)	Security converts to variable rate after the indicated fixed-rate coupon period.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2026, the aggregate value of these securities is $10,859,531 or 0.6% of the Fund's net assets.
(7)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(8)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(9)	When-issued security.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2026.
(11)	The Fund has granted a security interest in all the Fund’s investments, unless otherwise pledged, in connection with the Liquidity Agreement.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	57.4%	$1,287,329,516
United Kingdom	10.8	241,904,866
France	5.3	118,295,134
Spain	3.9	87,924,950
Netherlands	2.9	65,464,838
Germany	2.7	60,780,959
Canada	2.6	58,874,910
Switzerland	2.4	54,495,788
Japan	2.4	53,141,665
Italy	1.9	43,256,052
Hong Kong	1.6	35,214,883
Australia	1.3	28,149,314
Mexico	1.0	22,420,422
Taiwan	0.7	16,380,570
Bermuda	0.7	16,193,180
South Africa	0.6	13,251,268
Belgium	0.5	12,375,200
India	0.4	8,037,813
Denmark	0.4	8,013,793
Sweden	0.3	6,130,728
Finland	0.1	3,263,592
Chile	0.1	1,631,087
Total Investments	100.0%	$2,242,530,528

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	287	Long	3/20/26	$ 99,958,512	$(220,348)
STOXX Europe 600 Index	(2,820)	Short	3/20/26	(102,068,909)	(389,120)
					$(609,468)
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts
At January 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. During the fiscal year to date ended January 31, 2026, the Fund entered into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.
Affiliated Investments
At January 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $2,207,406, which represents 0.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended January 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$11,275,232	$153,390,915	$(162,458,741)	$ —	$ —	$2,207,406	$108,303	2,207,406
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
January 31, 2026
Portfolio of Investments (Unaudited) — continued

At January 31, 2026, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Communication Services	$ 139,107,973	$ —	$ —	$ 139,107,973
Consumer Discretionary	122,497,326	85,545,556	—	208,042,882
Consumer Staples	22,774,325	73,897,777	—	96,672,102
Energy	70,198,536	25,906,325	—	96,104,861
Financials	182,953,918	182,991,562	—	365,945,480
Health Care	100,733,046	126,901,563	—	227,634,609
Industrials	87,465,058	127,350,067	—	214,815,125
Information Technology	381,983,549	106,923,191	—	488,906,740
Materials	—	41,648,681	—	41,648,681
Real Estate	31,151,131	—	—	31,151,131
Utilities	30,886,344	67,880,171	—	98,766,515
Total Common Stocks	$1,169,751,206	$839,044,893**	$ —	$2,008,796,099
Corporate Bonds	$ —	$ 212,960,662	$ 0	$ 212,960,662
Preferred Stocks:
Communication Services	2,825,929	—	—	2,825,929
Financials	11,796,158	—	—	11,796,158
Utilities	3,944,274	—	—	3,944,274
Total Preferred Stocks	$ 18,566,361	$ —	$ —	$ 18,566,361
Miscellaneous	$ —	$ —	$ 0	$ 0
Short-Term Investments	2,207,406	—	—	2,207,406
Total Investments	$1,190,524,973	$1,052,005,555	$ 0	$2,242,530,528
Liability Description
Futures Contracts	$ (609,468)	$ —	$ —	$ (609,468)
Total	$ (609,468)	$ —	$ —	$ (609,468)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2026 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.